Warrant Liability - Narrative (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jun. 03, 2021	Mar. 31, 2022	Dec. 31, 2021	Oct. 22, 2021
Disclosure of financial liabilities [line items]
Number of securities called by warrants (in shares)			14,558,333
Conversion of warrant and rights, term	5 years	5 years
Tradeable warrant, market price per warrant (in dollars per share)		$ 0.53	$ 0.68
Price per warrant (in dollars per share)		$ 3.89	$ 5.82
Class A ordinary shares
Disclosure of financial liabilities [line items]
Converted warrants to purchase ordinary shares (in shares)	14,558,333	14,558,333
Private Placement Warrants
Disclosure of financial liabilities [line items]
Number of securities called by warrants (in shares)	5,933,333	5,933,333
Public Warrants
Disclosure of financial liabilities [line items]
Number of securities called by warrants (in shares)	8,625,000	8,625,000
Alkuri Warrants
Disclosure of financial liabilities [line items]
Number of warrants outstanding (in shares)		14,558,313	14,558,333
Warrants exercise price, per share (in dollars per share)		$ 11.50	$ 11.50
Tradeable warrant, market price per warrant (in dollars per share)				$ 2.13
Warrant, Shares Issued Per Warrant On Exercise		1	1
AlbaCore Warrants
Disclosure of financial liabilities [line items]
Number of warrants outstanding (in shares)		1,757,499	1,757,499
Warrants subscription price, per share (in dollars per share)		$ 0.00004	$ 0.00004
Price per warrant (in dollars per share)			$ 9.63
Warrant, Shares Issued Per Warrant On Exercise		1	1
Additional AlbaCore Warrants
Disclosure of financial liabilities [line items]
Number of warrants outstanding (in shares)		878,750
Warrants subscription price, per share (in dollars per share)		$ 0.00004
Price per warrant (in dollars per share)		$ 3.89
Warrant, Shares Issued Per Warrant On Exercise		1